ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Communication Services - 10.9%
Advertising - 0.7%
AppLovin Corp. - Class A (a)	1,966	$613,510
Omnicom Group, Inc.	6,604	578,048
		1,191,558
Integrated Telecommunication Services - 0.6%
AT&T, Inc.	37,276	965,076

Interactive Media & Services - 8.5%
Alphabet, Inc. - Class A	16,877	5,727,210
Alphabet, Inc. - Class C	12,457	4,178,202
Meta Platforms, Inc. - Class A	6,390	3,657,253
Pinterest, Inc. - Class A (a)	19,502	423,388
		13,986,053
Movies & Entertainment - 1.1%
Netflix, Inc. (a)	22,087	1,790,151
Total Communication Services		17,932,838

Consumer Discretionary - 10.3%
Apparel Retail - 0.7%
TJX Cos., Inc.	8,546	1,144,395

Apparel, Accessories & Luxury Goods - 0.5%
Ralph Lauren Corp.	2,239	776,709

Automobile Manufacturers - 2.1%
Tesla, Inc. (a)	9,510	3,499,205

Automotive Retail - 0.7%
O'Reilly Automotive, Inc. (a)	12,404	1,101,475

Broadline Retail - 4.2%
Amazon.com, Inc. (a)	26,609	6,912,220

Consumer Electronics - 0.3%
Garmin Ltd.	1,928	547,764

Hotels, Resorts & Cruise Lines - 1.2%
Booking Holdings, Inc.	6,515	1,297,071
Expedia Group, Inc.	2,014	638,680
		1,935,751

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Other Specialty Retail - 0.3%
Ulta Beauty, Inc. (a)	1,004	$539,248

Restaurants - 0.3%
Domino's Pizza, Inc.	1,430	489,146
Total Consumer Discretionary		16,945,913

Consumer Staples - 6.1%
Consumer Staples Merchandise Retail - 3.1%
Costco Wholesale Corp.	2,255	2,128,472
Dollar Tree, Inc. (a)	3,974	503,069
Walmart, Inc.	23,395	2,453,433
		5,084,974
Household Products - 0.3%
Colgate-Palmolive Co.	5,122	460,058

Soft Drinks & Non-alcoholic Beverages - 1.4%
Coca-Cola Co.	15,136	1,342,109
PepsiCo, Inc.	7,268	1,019,991
		2,362,100
Tobacco - 1.3%
Altria Group, Inc.	12,355	846,071
Philip Morris International, Inc.	7,470	1,399,131
		2,245,202
Total Consumer Staples		10,152,334

Energy - 1.9%
Integrated Oil & Gas - 1.0%
ExxonMobil Holdings Corp.	10,275	1,653,761

Oil & Gas Equipment & Services - 0.4%
TechnipFMC PLC	9,012	704,288

Oil & Gas Exploration & Production - 0.5%
ConocoPhillips	6,430	851,911
Total Energy		3,209,960

Financials - 6.6%
Diversified Banks - 1.7%
JPMorgan Chase & Co.	6,132	2,183,115
NU Holdings Ltd. - Class A (a)	38,379	558,414
		2,741,529

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Investment Banking & Brokerage - 1.2%
Evercore, Inc. - Class A	1,698	$486,358
Interactive Brokers Group, Inc. - Class A	14,670	1,427,245
		1,913,603
Multi-Sector Holdings - 1.1%
Berkshire Hathaway, Inc. - Class B (a)	3,666	1,847,774

Property & Casualty Insurance - 1.0%
Allstate Corp.	6,098	1,572,064

Regional Banks - 0.6%
Popular, Inc.	6,251	1,051,356

Transaction & Payment Processing Services - 1.0%
Visa, Inc. - Class A	4,503	1,708,303
Total Financials		10,834,629

Health Care - 7.7%
Biotechnology - 3.8%
Amgen, Inc.	3,327	1,430,211
Exelixis, Inc. (a)	17,018	929,864
Gilead Sciences, Inc.	11,672	1,708,080
Halozyme Therapeutics, Inc. (a)	10,024	1,067,456
Incyte Corp. (a)	9,761	1,202,750
		6,338,361
Health Care Distributors - 0.6%
Cencora, Inc.	2,935	949,766

Health Care Equipment - 1.4%
Globus Medical, Inc. - Class A (a)	9,389	763,983
Intuitive Surgical, Inc. (a)	1,680	633,125
ResMed, Inc.	3,722	893,652
		2,290,760
Health Care Facilities - 1.0%
Tenet Healthcare Corp. (a)	4,319	1,148,465
Universal Health Services, Inc. - Class B	3,045	518,655
		1,667,120
Pharmaceuticals - 0.9%
Eli Lilly & Co.	1,340	1,550,018
Total Health Care		12,796,025

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Industrials - 5.6%
Aerospace & Defense - 0.9%
ATI, Inc. (a)	3,522	$719,193
FTAI Aviation Ltd.	2,183	414,988
Honeywell Aerospace, Inc. (a)	1,990	314,639
		1,448,820
Construction & Engineering - 1.2%
Comfort Systems USA, Inc.	317	489,961
Dycom Industries, Inc. (a)	1,529	445,260
EMCOR Group, Inc.	751	551,640
Sterling Infrastructure, Inc. (a)	1,202	565,024
		2,051,885
Construction Machinery & Heavy Transportation Equipment - 1.5%
Allison Transmission Holdings, Inc.	4,301	540,679
Caterpillar, Inc.	1,740	1,387,598
Cummins, Inc.	1,031	581,896
		2,510,173
Electrical Components & Equipment - 0.6%
Vertiv Holdings Co. - Class A	3,673	950,278

Heavy Electrical Equipment - 0.7%
GE Vernova, Inc.	1,353	1,215,711

Industrial Conglomerates - 0.3%
Honeywell International, Inc.	1,990	424,925

Industrial Machinery & Supplies & Components - 0.4%
Mueller Industries, Inc.	9,351	583,596
Total Industrials		9,185,388

Information Technology - 45.8% (b)
Application Software - 2.1%
Adobe, Inc. (a)	2,811	823,033
Autodesk, Inc. (a)	1,165	301,188
Palantir Technologies, Inc. - Class A (a)	12,288	2,290,237
		3,414,458
Communications Equipment - 2.3%
Arista Networks, Inc. (a)	5,636	1,102,909
Cisco Systems, Inc.	19,625	2,168,366
Lumentum Holdings, Inc. (a)	545	498,544
		3,769,819
Electronic Components - 0.6%
Amphenol Corp. - Class A	6,819	1,081,152

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Electronic Manufacturing Services - 0.3%
Sanmina Corp. (a)	2,671	$525,439

Semiconductor Materials & Equipment - 3.3%
Applied Materials, Inc.	4,556	2,088,425
KLA Corp.	6,298	1,104,984
Lam Research Corp.	7,240	2,182,788
		5,376,197
Semiconductors - 21.1%
Advanced Micro Devices, Inc. (a)	8,439	3,972,406
Broadcom, Inc.	14,625	5,416,222
Credo Technology Group Holding Ltd. (a)	3,561	805,463
Intel Corp. (a)	24,691	2,210,091
Micron Technology, Inc.	6,361	6,098,482
Monolithic Power Systems, Inc.	486	616,136
NVIDIA Corp.	62,646	13,830,984
QUALCOMM, Inc.	5,929	1,010,776
Texas Instruments, Inc.	3,067	800,211
		34,760,771
Systems Software - 6.7%
Fortinet, Inc. (a)	6,982	1,193,433
Microsoft Corp.	18,506	9,387,909
Oracle Corp.	3,664	546,376
		11,127,718
Technology Hardware, Storage & Peripherals - 9.4%
Apple, Inc.	39,871	12,633,126
Sandisk Corp. (a)	787	1,232,993
Seagate Technology Holdings PLC	1,089	902,106
Western Digital Corp.	1,816	818,199
		15,586,424
Total Information Technology		75,641,978

Materials - 1.7%
Gold Mining - 0.9%
Anglogold Ashanti PLC	5,979	671,561
Newmont Corp.	6,391	805,650
		1,477,211
Industrial Gases - 0.5%
Linde PLC	1,546	756,890

Metal, Glass & Plastic Containers - 0.3%
Crown Holdings, Inc.	4,730	550,525
Total Materials		2,784,626

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Real Estate - 0.7%
Real Estate Services - 0.7%
CBRE Group, Inc. - Class A (a)	2,086	$304,160
Jones Lang LaSalle, Inc. (a)	2,160	790,279
Total Real Estate		1,094,439

Utilities - 1.7%
Electric Utilities - 1.1%
Constellation Energy Corp.	1,783	489,915
NextEra Energy, Inc.	10,119	833,198
NRG Energy, Inc.	5,284	581,874
		1,904,987
Independent Power Producers & Energy Traders - 0.6%
Talen Energy Corp. (a)	784	231,876
Vistra Corp.	5,224	717,621
		949,497
Total Utilities		2,854,484
TOTAL COMMON STOCKS (Cost $131,115,663)		163,432,614

REAL ESTATE INVESTMENT TRUSTS - 0.5%
Real Estate - 0.5%
Other Specialized REITs - 0.5%
Lamar Advertising Co. - Class A	5,038	750,712
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $729,970)		750,712

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.59% (c)	722,092	722,092
TOTAL MONEY MARKET FUNDS (Cost $722,092)		722,092

TOTAL INVESTMENTS - 99.9% (Cost $132,567,725)		$164,905,418
Other Assets in Excess of Liabilities - 0.1%		135,357
TOTAL NET ASSETS - 100.0%		$165,040,775
Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ASTORIA US QUALITY GROWTH KINGS ETF

Summary of Fair Value Disclosure as of August 31, 206 (Unaudited)

Astoria US Quality Growth Kings ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$163,432,614	$—	$—	$163,432,614
Real Estate Investment Trusts	750,712	—	—	750,712
Money Market Funds	722,092	—	—	722,092
Total Investments	$164,905,418	$—	$—	$164,905,418

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.